Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Kitov Pharma Ltd.
Entity Central Index Key	0001614744
Trading Symbol	KTOV
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0